Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Changes In The Carrying Amounts of Goodwill By Groups of Cash Generating Units
The changes in the carrying amounts of goodwill by groups of cash-generating units (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2021	$1,690	$3,580	$231	$2,517	$830	$8,848
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	19	12	(116)	111	26
Balance as at October 31, 2022	1,690	3,599	243	2,401	941	8,874
Acquisitions	–	–	–	–	–	–
Dispositions	–	–	–	–	–	–
Foreign currency adjustments and other	–	11	3	229	64	307
Balance as at October 31, 2023	$1,690	$3,610	$246	$2,630	$1,005	$9,181

Summary of Intangible Assets

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2021	$5,698	$1,867	$4,415	$166	$12,146
Acquisitions	–	–	–	–	–
Additions	987	–	–	–	987
Disposals/Retirements	(2)	–	–	–	(2)
Foreign currency adjustments and other	4	8	–	–	12
Balance as at October 31, 2022	$6,687	$1,875	$4,415	$166	$13,143
Acquisitions	–	–	–	–	–
Additions	1,125	–	–	–	1,125
Impairment (3)	(184)	(110)	–	(3)	(297)
Disposals/Retirements	(2,141)	(2)	–	–	(2,143)
Foreign currency adjustments and other	152	52	–	–	204
Balance as at October 31, 2023	$5,639	$1,815	$4,415	$163	$12,032
Accumulated amortization
Balance as at October 31, 2021	$3,117	$1,273	$–	$–	$4,390
Amortization	685	97	–	–	782
Disposals/Retirements	(1)	–	–	–	(1)
Foreign currency adjustments and other	8	5	–	–	13
Balance as at October 31, 2022	$3,809	$1,375	$–	$–	$5,184
Amortization	862	157	–	–	1,019
Impairment (3)	(134)	(34)	–	–	(168)
Disposals/Retirements	(1,996)	(2)	–	–	(1,998)
Foreign currency adjustments and other	25	(42)	–	–	(17)
Balance as at October 31, 2023	$2,566	$1,454	$–	$–	$4,020
Net book value
As at October 31, 2022	$2,878 (2)	$500	$4,415	$166	$7,959
As at October 31, 2023	$3,073 (2)	$361	$4,415	$163	$8,012

(1)	Fund management contracts are attributable to the previously acquired Dynamic Funds business (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
Computer software comprises of purchased software of $429 (2022 – $337), internally generated software of $1,711 (2022 – $1,555), and in process software not subject to amortization of $933 (2022 – $986).

(3)
Impairment charges taken against finite life intangible assets primarily relate to the full write-off of a contract-based intangible asset in Peru, and software assets which were decommissioned in Q4 2023.